Schedule I (Parent Co Commitments and Contingencies) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, Fiscal Year Maturity [Abstract]
2013		$ 5,744,100	[1]
2014	2,124,400,000	1,100,000
2015	1,140,000,000	1,900,000
2016	366,500,000	300,000
2017	2,819,100,000	200,000
Thereafter	3,903,900,000	5,800,000
Debt, Interest and ASC 740-10 [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
Total		6,186,700,000
2013		383,700,000
2014		42,700,000
2015		21,600,000
2016		21,600,000
2017		21,500,000
Thereafter		5,695,600,000
Interest Payable, Current and Noncurrent [Abstract]
Total		2,241,100,000
2013		341,400,000
2014		338,000,000
2015		334,900,000
2016		326,500,000
2017		324,400,000
Thereafter		575,900,000
ASC 740-10 Liability and Interest Schedule [Abstract]
Total		1,200,000
2013		1,200,000
Contractual Obligation, Fiscal Year Maturity [Abstract]
Total		8,429,000,000
Less than 1 Year		726,300,000
More than 5 Years		6,271,500,000
Contractual Obligation, Due in Second Year		380,700,000
Contractual Obligation, Due in Third Year		356,500,000
Contractual Obligation, Due in Fourth Year		348,100,000
Contractual Obligation, Due in Fifth Year		345,900,000
Operating Leases and Purchase Obligations [Member]
Minimum obligations under existing agreements
Total		1,309,100,000
Less than 1 Year		295,300,000
1-3 Years		367,600,000
3-5 Years		180,600,000
More than 5 Years		465,600,000
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total		4,129,100,000
Less than 1 Year		4,072,300,000
1-3 Years		52,900,000
3-5 Years		3,900,000
More than 5 Years		0
Contractual Obligation, Fiscal Year Maturity [Abstract]
Total		5,438,200,000
Less than 1 Year		4,367,600,000
1-3 Years		420,500,000
3-5 Years		184,500,000
More than 5 Years		$ 465,600,000

[1]	Our short-term borrowings as of December 31, 2012 include, among other items, the amounts outstanding under the Senior ABL Facility, HVF U.S. Fleet Variable Funding Notes, RCFC U.S. Fleet Variable Funding Notes, Donlen GN II Variable Funding Notes, U.S. Fleet Financing Facility, European Revolving Credit Facility, European Securitization, Hertz-Sponsored Canadian Securitization, Dollar Thrifty-Sponsored Canadian Securitization, Australian Securitization, Brazilian Fleet Financing Facility and Capitalized Leases. These amounts are reflected as short-term borrowings, regardless of the facility maturity date, as these facilities are revolving in nature and/or the outstanding borrowings have maturities of three months or less. As of December 31, 2012, short-term borrowings had a weighted average interest rate of 1.8%.